Provisions and Contingent Liabilities - Summary of Other Provisions (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions	R$ 14,897	R$ 15,193	R$ 17,503	R$ 17,474	R$ 11,843	R$ 5,334
Judicial deposits	10,050	18,403		14,850
Tax contingencies [member]
Disclosure of other provisions [line items]
Other provisions	9,956	9,878		9,392
Civil contingencies [member]
Disclosure of other provisions [line items]
Other provisions	2,412	2,673		5,610
Labor contingencies [member]
Disclosure of other provisions [line items]
Other provisions	R$ 2,529	R$ 2,642		R$ 2,472